Nature of Operations and Items Impacting Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Gain by Transactions Component
The following represents a summary of the deferred gain related to Assurant Employee Benefits and other previously sold businesses that was amortized within the Financial Statements:

	Years Ended December 31,
Amortization of deferred gains related to:	2020	2019	2018
Assurant Employee Benefits	—	0.2	0.5
Other disposed businesses	0.3	—	0.3
Total	$0.3	$0.2	$0.8